Consolidated cash flow statement (Parenthetical) - USD ($) $ in Millions			6 Months Ended
		Mar. 06, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from consolidated operations
Profit after tax for the period			$ 7,194	$ 4,536
Adjustments for:
– Taxation			2,119	2,201
– Finance items			961	951
– Share of profit after tax of equity accounted units			(1,114)	(717)
Gains on disposal of interests in businesses			(19)	0
– Net impairment charges			0	122
– Depreciation and amortisation			3,613	2,958
– Provisions (including exchange differences on provisions)			956	341
Utilisation of other provisions			(43)	(150)
Utilisation of provisions for close-down and restoration			(477)	(422)
Utilisation of provisions for post-retirement benefits and other employment costs			(183)	(87)
Change in inventories			(840)	(250)
Change in receivables and other assets			(143)	(81)
Change in trade and other payables			(661)	(299)
Other items			(352)	(186)
Cash flows from consolidated operations	[1]		11,011	8,917
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets	[2]		5,947	4,734
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control	[2]		1,092	786
Purchase of interests in investments accounted for using equity method	[2]		56	378
Proceeds from additional borrowings, net of issue costs	[3]		431	15,952
Simandou Iron Ore Project
Adjustments for:
Total net outflows in iron ore project			219	486
Consolidated sales revenue/Purchases of property, plant and equipment and intangible assets			1,117	822
Purchase of interests in investments accounted for using equity method				331
Chalco Iron Ore Holdings Ltd (CIOH)
Adjustments for:
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control			898	$ 667
Rincon Funding Facility
Adjustments for:
Proceeds from additional borrowings, net of issue costs			175
Notional amount			$ 1,175
Bridge Loan Facility
Adjustments for:
Proceeds from additional borrowings, net of issue costs		$ 7,000

[1]

(a) Cash flows from consolidated operations		2026 US$m	2025 US$m
Profit after tax for the period		7,194	4,536
Adjustments for:
– Taxation	6	2,119	2,201
– Finance items		961	951
– Share of profit after tax of equity accounted units		(1,114)	(717)
– Gains on disposal of interests in business		(19)	—
– Net impairment charges	5	—	122
– Depreciation and amortisation		3,613	2,958
– Provisions (including exchange differences on provisions)		956	341
Utilisation of other provisions		(43)	(150)
Utilisation of provisions for close-down and restoration	9	(477)	(422)
Utilisation of provisions for post-retirement benefits and other employment costs		(183)	(87)
Change in inventories		(840)	(250)
Change in receivables and other assets		(143)	(81)
Change in trade and other payables		(661)	(299)
Other items		(352)	(186)
		11,011	8,917

[2]
In 2026, our net cash outflow in relation to the Simandou iron ore project, excluding cash generated from operating activities, was
US$219 million (30 June 2025: US$486 million). This includes cash outflows of US$1,117 million (30 June 2025: US$822 million)
for purchases of property, plant and equipment and cash inflows of US$898 million from Chalco Iron Ore Holdings Ltd (CIOH) for cash calls by SimFer Jersey Limited (30 June 2025: US$667 million). In the prior period, cash outflows also included US$331 million as net funding of equity accounted units for the funding of shared infrastructure in the WCS Rail and Port Holding Entities.

[3]
In 2026, we drew down US$175 million of the US$1,175 million Rincon funding facility, with proceeds recorded net of transaction costs. In
2025, we drew down on our US$7 billion bridge loan facility to fund the acquisition of Arcadium Lithium plc. The facility was subsequently repaid on 19 March 2025 following our US$9 billion bond issuance of fixed and floating rate SEC-registered debt securities on 14 March
2025. Refer to note 10 for further details.